CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Jun. 30, 2020	Dec. 31, 2019
8.75% Series A Preferred Units [Member]
General Partners' Capital Account, Units Issued	6,707,999	6,625,590
General Partners' Capital Account, Units Outstanding	6,707,999	6,625,590
Common Unit Public [Member]
General Partners' Capital Account, Units Issued	18,028,786	18,028,786
General Partners' Capital Account, Units Outstanding	18,028,786	18,028,786
Common units Hoegh LNG [Member]
General Partners' Capital Account, Units Issued	15,257,498	15,257,498
General Partners' Capital Account, Units Outstanding	15,257,498	15,257,498